Earnings per share	3 Months Ended
Mar. 31, 2020
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share

Basic earnings per share have been calculated by dividing the profit attributable to equity holders by the average number of shares outstanding. Diluted earnings per share equals basic earnings per share for the periods presented.

Item	For the three-month period ended March 31,
	2020	2019
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica.	(40,511)	(8,957)
Average number of ordinary shares outstanding (thousands) - basic and diluted	101,602	100,217
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted	(0.40)	(0.09)
Earnings per share from profit/(loss) for the period (U.S. dollar per share) - basic and diluted	(0.40)	(0.09)